Plant and Equipment, Net	12 Months Ended
Mar. 31, 2026
Plant and Equipment, Net [Abstract]
PLANT AND EQUIPMENT, NET

Note 6 — PLANT AND EQUIPMENT, NET

Plant and equipment, net, consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	US$
Office equipment	21,508	21,508	2,743
Less: accumulated depreciation	(21,508)	(21,508)	(2,743)
Plant and equipment, net	–	–	–

Depreciation expenses recognized for the years ended March 31, 2025 and 2026 amounted to nil and nil, respectively, as the plant and equipment were fully depreciated since 2023.

No impairment loss had been recognized during the years ended March 31, 2025 and 2026, respectively.